Accumulated other comprehensive (loss)/income (Details) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended
	Feb. 23, 2022	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,499	$ 1,499	$ (3,716)	$ 1,745	$ 1,702	$ 1,503	$ 1,499	$ 1,702
Ending balance	1,499	1,503	1,499	3,079	1,745	1,470	1,470	3,079
Share in results from associated companies			(2)	0		0	0	0
Reorganization, chapter 11, predecessor, before adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(3,809)	(3,809)					(3,809)
Ending balance			(3,809)
Accumulated other comprehensive loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0	(15)	2	2	0	0	2
Other comprehensive income		0		0	0	3
Other comprehensive income from continuing operations			1
Other comprehensive loss from discontinued operations			(3)
Recycling of accumulated other comprehensive loss on sale of PES			16
Reset accumulated other comprehensive loss	1
Ending balance	0	0	0	2	2	3	3	2
Accumulated other comprehensive loss | Reorganization, chapter 11, predecessor, before adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1)	(1)					(1)
Ending balance			(1)
Actuarial gain relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(2)	2	2	0		2
Other comprehensive income		0		0	0	3
Other comprehensive income from continuing operations			1
Other comprehensive loss from discontinued operations			0
Recycling of accumulated other comprehensive loss on sale of PES			0
Reset accumulated other comprehensive loss	1
Ending balance	0	0		2	2	3	3	2
Actuarial gain relating to pension | Reorganization, chapter 11, predecessor, before adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1)	(1)					(1)
Ending balance			(1)
Share in unrealized loss from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(19)	0	0	0		0
Other comprehensive income		0		0	0	0
Other comprehensive income from continuing operations			0
Recycling of accumulated other comprehensive loss on sale of PES			21
Reset accumulated other comprehensive loss	0
Ending balance	0	0		0	0	0	0	0
Share in unrealized loss from associated companies | Reorganization, chapter 11, predecessor, before adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0					0
Ending balance			0
Change in debt component on Archer bond
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			6	0	0	0		0
Other comprehensive income		0		0	0	0
Other comprehensive income from continuing operations			0
Recycling of accumulated other comprehensive loss on sale of PES			(5)
Reset accumulated other comprehensive loss	0
Ending balance	0	0		$ 0	$ 0	$ 0	0	$ 0
Change in debt component on Archer bond | Reorganization, chapter 11, predecessor, before adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 0	$ 0					$ 0
Ending balance			$ 0